Vessel Revenues (Tables)	6 Months Ended
Jun. 30, 2024
Vessel Revenues [Abstract]
Vessel Revenues
The following table includes the voyage revenues earned by the Company by type of contract (time charters, voyage charters and pool agreements) in each of the six-month periods ended June 30, 2023, and June 30, 2024, as presented in the accompanying unaudited interim condensed consolidated statements of comprehensive income:

	Six months ended June 30,	Six months ended June 30,
	2023	2024
Time charter revenues	5,519,288	6,518,240
Voyage charter revenues	389,119	1,310,662
Pool revenues	50,104,276	4,649,522
Total Vessel Revenues	$56,012,683	$12,478,424